Subsequent Events (Details) - USD ($)	1 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Maximum borrowing for line of credit		$ 8,000,000	$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum borrowing for line of credit	$ 6,000,000
Subsequent Event [Member] | Prime Rate [Member]
Subsequent Event [Line Items]
Variable rate spread	0.75%